Changes in Carrying Amount of Goodwill (Detail) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill gross		$ 10,515,168	$ 10,515,168	$ 10,515,168
Goodwill accumulated impairment during the period	2,000,000	2,000,000
Goodwill accumulated impairment		10,515,168	8,515,168	8,515,168
Goodwill net			$ 2,000,000	$ 2,000,000